Analysis of performance by segment - Adjusted operating profit under IFRS 4 (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	8.60%	8.60%
Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	15.70%	15.70%
Insurance operations | Non-linked shareholder-backed | Direct equities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)			7.30%
Insurance operations | Non-linked shareholder-backed | Direct equities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)			16.90%
Insurance operations | Non-linked shareholder-backed | Collective investment schemes | Minimum
Equity-type securities
Longer-term rates of return (as a percent)			3.60%
Insurance operations | Non-linked shareholder-backed | Collective investment schemes | Maximum
Equity-type securities
Longer-term rates of return (as a percent)			11.00%